Right of Use Assets (Tables)	3 Months Ended
Sep. 30, 2023
Right of Use Assets [Abstract]
Schedule of Right of Use Assets	Right-of-use assets are subject to impairment review.
Right of use Assets	Leasehold Land
Cost as of December 31, 2021	16,639,146
Accumulated depreciation as of June 30, 2022	4,244,695
Carrying value as of June 30, 2022	12,394,451
Depreciation for H2 2022	487,797
Accumulated depreciation as of December 31, 2022	4,732,492
Carrying Value as of December 31, 2022	11,906,654
Depreciation for H1 2023	—
Carrying value as of June 30, 2023	11,906,654
Depreciation for Q3 2023	—
Carrying value as of September 30, 2023	11,906,654